Sterling Capital Corporate Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — 98.1%
	Aerospace & Defense — 0.7%
$150,000	L3Harris Technologies, Inc., 4.950%, 2/15/21	$151,847
	Automobiles — 1.7%
200,000	Ford Motor Credit Co., LLC, 5.085%, 1/7/21	199,810
140,000	General Motors Financial Co., Inc., 3.550%, 7/8/22	143,537
		343,347
	Banks — 17.2%
200,000	Australia & New Zealand Banking Group, Ltd., 2.950%, (5-Year Treasury Constant Maturity plus 1.29%), 7/22/30(a)(b)	203,986
450,000	Bank of America Corp., 3.419%, (LIBOR USD 3-Month plus 1.04%), 12/20/28(c)	501,233
200,000	Barclays PLC, 4.338%, (LIBOR USD 3-Month plus 1.36%), 5/16/24(c)	215,433
185,000	Capital One Financial Corp., 3.200%, 2/5/25	198,635
300,000	Citigroup, Inc., 4.400%, 6/10/25	335,941
250,000	Citizens Bank NA/Providence RI, BKNT, 1.170%, (LIBOR USD 3-Month plus 0.81%), 5/26/22(d)	250,188
250,000	Cooperatieve Rabobank UA, 3.950%, 11/9/22	264,505
250,000	JPMorgan Chase & Co., 4.452%, (LIBOR USD 3-Month plus 1.33%), 12/5/29(c)	299,401
200,000	Lloyds Banking Group PLC, 4.582%, 12/10/25	222,014
375,000	Morgan Stanley, MTN, 3.622%, (SOFR plus 3.12%), 4/1/31(c)	428,390
135,000	Toronto-Dominion Bank (The), 3.625%, (5 yr. Swap Semi 30/360 USD plus 2.21%), 9/15/31(b)	151,879
180,000	Wells Fargo & Co., MTN, 3.550%, 9/29/25	201,012
250,000	Zions Bancorp NA, 3.500%, 8/27/21	255,274
		3,527,891
	Beverages — 2.6%
100,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc., 3.650%, 2/1/26	112,279
155,000	Bacardi, Ltd., 4.450%, 5/15/25(a)	169,511
115,000	Coca-Cola Co. (The), 2.250%, 9/1/26	124,953
135,000	Constellation Brands, Inc., 1.092%, (LIBOR USD 3-Month plus 0.70%), 11/15/21(d)	134,989
		541,732
	Capital Goods — 1.5%
135,000	Keysight Technologies, Inc., 4.550%, 10/30/24	150,761
135,000	Trimble, Inc., 4.900%, 6/15/28	154,963
		305,724
	Chemicals — 1.6%
115,000	Albemarle Corp., 1.442%, (LIBOR USD 3-Month plus 1.05%), 11/15/22(a)(d)	110,509
87,000	FMC Corp., 3.450%, 10/1/29	94,337
110,000	Westlake Chemical Corp., 3.600%, 8/15/26	116,382
		321,228
	Commercial Services & Supplies — 1.9%
106,000	H&E Equipment Services, Inc., 5.625%, 9/1/25	107,038
141,000	Waste Connections, Inc., 3.500%, 5/1/29	158,340
110,000	WPP Finance 2010, 3.625%, 9/7/22	114,354
		379,732

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Communications Equipment — 0.4%
$81,000	CommScope Technologies, LLC, 5.000%, 3/15/27(a)	$72,957
	Diversified Financial Services — 8.2%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.500%, 9/15/23	150,018
190,000	Ares Finance Co., LLC, 4.000%, 10/8/24(a)	201,610
120,000	Avolon Holdings Funding, Ltd., 3.625%, 5/1/22(a)	113,117
250,000	Credit Suisse Group AG, 2.593%, (SOFR plus 1.56%), 9/11/25(a)(c)	258,545
253,000	Goldman Sachs Group, Inc. (The), 4.250%, 10/21/25	284,800
60,000	Jefferies Group, LLC/Jefferies Group Capital Finance, Inc., 4.850%, 1/15/27	66,082
168,000	KKR Group Finance Co. VI, LLC, 3.750%, 7/1/29(a)	192,866
210,000	Nationwide Financial Services, Inc., 5.375%, 3/25/21(a)	215,976
111,000	ORIX Corp., 2.900%, 7/18/22	114,906
85,000	Springleaf Finance Corp., 5.375%, 11/15/29	79,475
		1,677,395
	Diversified Telecommunication Services — 3.4%
129,000	AT&T, Inc., 4.100%, 2/15/28	147,570
200,000	Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC, 4.738%, 3/20/25(a)	217,044
150,000	Telefonica Emisiones SA, 4.103%, 3/8/27	171,215
139,000	Verizon Communications, Inc., 4.016%, 12/3/29	165,768
		701,597
	Electric Utilities — 2.3%
200,000	Appalachian Power Co., 4.600%, 3/30/21	204,017
82,000	Energizer Holdings, Inc., 4.750%, 6/15/28(a)	80,440
170,000	Exelon Generation Co., LLC, 3.250%, 6/1/25	183,549
		468,006
	Electrical Equipment — 0.9%
185,000	Textron, Inc., 3.650%, 3/1/21	187,146
	Energy Equipment & Services — 6.0%
107,000	Cenovus Energy, Inc., 4.250%, 4/15/27	96,909
105,000	Energy Transfer Operating L.P., 4.050%, 3/15/25	111,419
100,000	EQM Midstream Partners L.P., 6.000%, 7/1/25(a)	101,292
89,000	Hess Corp., 7.875%, 10/1/29	106,762
154,000	Kinder Morgan, Inc., 4.300%, 6/1/25	172,779
165,000	Midwest Connector Capital Co., LLC, 3.900%, 4/1/24(a)	173,369
105,000	MPLX L.P., 5.250%, 1/15/25	109,182
43,000	NuStar Logistics L.P., 4.800%, 9/1/20	43,000
187,000	Penske Truck Leasing Co. L.P./PTL Finance Corp., 3.400%, 11/15/26(a)	197,258
110,000	Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	125,722
		1,237,692
	Entertainment — 0.1%
15,000	Live Nation Entertainment, Inc., 4.750%, 10/15/27(a)	12,903

See accompanying Notes to the Schedule of Portfolio Investments.

Sterling Capital Corporate Fund

Schedule of Portfolio Investments — (continued)

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Equity Real Estate Investment Trusts (REITS) — 12.5%
$157,000	American Tower Trust, 3.652%, 3/23/28(a)	$169,500
135,000	Crown Castle International Corp., 3.300%, 7/1/30	148,480
98,000	Cushman & Wakefield U.S. Borrower, LLC, 6.750%, 5/15/28(a)	102,165
115,000	Duke Realty L.P., 3.250%, 6/30/26	126,109
111,000	ESH Hospitality, Inc., 5.250%, 5/1/25(a)	106,560
117,000	Federal Realty Investment Trust, 3.500%, 6/1/30	123,412
186,000	Healthcare Realty Trust, Inc., 3.625%, 1/15/28	195,895
165,000	Healthcare Trust of America Holdings L.P., 3.100%, 2/15/30	166,473
100,000	Iron Mountain, Inc., 5.250%, 7/15/30(a)	98,500
56,000	iStar, Inc., 4.750%, 10/1/24	52,290
233,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	244,244
208,000	Kimco Realty Corp., 2.800%, 10/1/26	212,867
189,000	Physicians Realty L.P., 4.300%, 3/15/27	196,860
128,000	Sabra Health Care L.P., 4.800%, 6/1/24	128,282
165,000	Spirit Realty L.P., 3.400%, 1/15/30	156,134
121,000	Starwood Property Trust, Inc., 3.625%, 2/1/21	118,883
19,000	Starwood Property Trust, Inc., 5.000%, 12/15/21	18,430
200,000	WEA Finance, LLC, 2.875%, 1/15/27(a)	195,143
		2,560,227
	Food Products — 2.3%
45,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons, LLC, 3.500%, 2/15/23(a)	45,563
160,000	Conagra Brands, Inc., 4.300%, 5/1/24	176,957
69,000	Kraft Heinz Foods Co., 3.950%, 7/15/25	73,211
161,000	Smithfield Foods, Inc., 5.200%, 4/1/29(a)	174,158
		469,889
	Food, Beverage & Tobacco — 0.8%
140,000	CVS Health Corp., 3.700%, 3/9/23	150,351
21,000	Darling Ingredients, Inc., 5.250%, 4/15/27(a)	21,583
		171,934
	Health Care Providers & Services — 1.1%
40,000	Centene Corp., 4.250%, 12/15/27	41,276
70,000	Centene Corp., 3.375%, 2/15/30	70,680
105,000	HCA, Inc., 5.000%, 3/15/24	116,708
		228,664
	Hotels, Restaurants & Leisure — 0.5%
55,000	Prime Security Services Borrower, LLC/Prime Finance, Inc., 5.750%, 4/15/26(a)	57,035
45,000	Prime Security Services Borrower, LLC/Prime Finance, Inc., 6.250%, 1/15/28(a)	42,413
		99,448
	Industrial Conglomerates — 1.1%
214,000	Carlisle Cos., Inc., 3.500%, 12/1/24	231,567
	Insurance — 8.1%
155,000	Alleghany Corp., 4.950%, 6/27/22	165,132
160,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	167,663
180,000	CBRE Services, Inc., 5.250%, 3/15/25	202,714
92,000	Equitable Holdings, Inc., 3.900%, 4/20/23	98,476

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Insurance — (continued)
$110,000	Jackson National Life Global Funding, 3.250%, 1/30/24(a)	$117,439
55,000	Liberty Mutual Group, Inc., 4.250%, 6/15/23(a)	59,698
190,000	Liberty Mutual Group, Inc., 4.569%, 2/1/29(a)	222,553
164,000	Radian Group, Inc., 4.875%, 3/15/27	154,160
165,000	RenaissanceRe Finance, Inc., 3.450%, 7/1/27	174,140
270,000	Symetra Financial Corp., 4.250%, 7/15/24	290,487
		1,652,462
	IT Services — 0.9%
175,000	Fiserv, Inc., 2.750%, 7/1/24	186,605
	Media — 4.0%
165,000	Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.200%, 3/15/28	185,078
158,000	Comcast Corp., 4.150%, 10/15/28	189,407
110,000	Diamond Sports Group, LLC/Diamond Sports Finance Co., 6.625%, 8/15/27(a)	58,575
143,000	Discovery Communications, LLC, 3.950%, 3/20/28	159,795
50,000	TEGNA, Inc., 5.000%, 9/15/29(a)	46,809
165,000	ViacomCBS, Inc., 3.875%, 4/1/24	177,544
		817,208
	Metals & Mining — 2.1%
44,000	Freeport-McMoRan, Inc., 4.125%, 3/1/28	42,680
115,000	Glencore Funding, LLC, 4.125%, 5/30/23(a)	122,938
124,000	Nucor Corp., 3.950%, 5/1/28	142,336
125,000	Southern Copper Corp., 3.500%, 11/8/22	130,930
		438,884
	Multi-Utilities — 2.8%
200,000	Entergy Louisiana, LLC, 4.440%, 1/15/26	230,383
165,000	Progress Energy, Inc., 3.150%, 4/1/22	171,135
165,000	Sempra Energy, 3.550%, 6/15/24	177,439
		578,957
	Oil, Gas & Consumable Fuels — 5.4%
150,000	Aker BP ASA, 4.750%, 6/15/24(a)	151,005
150,000	Aker BP ASA, 3.750%, 1/15/30(a)	140,884
107,000	Diamondback Energy, Inc., 5.375%, 5/31/25	110,143
84,000	HollyFrontier Corp., 5.875%, 4/1/26	92,183
146,000	Marathon Petroleum Corp., 5.375%, 10/1/22	146,894
115,000	Murphy Oil Corp., 5.875%, 12/1/27	101,200
190,000	Newfield Exploration Co., 5.625%, 7/1/24	181,554
100,000	Range Resources Corp., 9.250%, 2/1/26(a)	89,906
91,000	WPX Energy, Inc., 5.875%, 6/15/28	87,446
		1,101,215
	Pharmaceuticals — 0.9%
125,000	AbbVie, Inc., 3.600%, 5/14/25	138,222
40,000	Bristol-Myers Squibb Co., 3.250%, 8/15/22(a)	42,225
		180,447
	Semiconductors & Semiconductor Equipment — 1.5%
164,000	Broadcom, Inc., 4.150%, 11/15/30(a)	178,216
130,000	Microchip Technology, Inc., 3.922%, 6/1/21	132,534
		310,750
	Software — 1.8%
145,000	Apple, Inc., 1.650%, 5/11/30	148,211

Continued

Sterling Capital Corporate Fund

Schedule of Portfolio Investments — (continued)

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Software — (continued)
$207,000	International Business Machines Corp., 1.950%, 5/15/30	$211,729
		359,940
	Specialty Retail — 2.4%
103,000	Alimentation Couche-Tard, Inc., 3.550%, 7/26/27(a)	110,599
135,000	ERAC USA Finance, LLC, 3.800%, 11/1/25(a)	142,830
125,000	Lowe’s Cos., Inc., 2.500%, 4/15/26	135,812
106,000	Match Group, Inc./old, 4.125%, 8/1/30(a)	103,780
		493,021
	Textiles,Apparel & Luxury Goods — 0.5%
91,000	CoStar Group, Inc., 2.800%, 7/15/30(a)	93,126
	Tobacco — 0.9%
180,000	BAT Capital Corp., 3.557%, 8/15/27	194,011
	Total Corporate Bonds
	(Cost $19,248,323)	20,097,552

Shares
PREFERRED STOCKS — 0.8%
	Equity Real Estate Investment Trusts (REITS) — 0.3%
2,189	Public Storage	54,681
	Trading Companies & Distributors — 0.5%
3,900	WESCO International, Inc	103,428
	Total Preferred Stocks
	(Cost $158,442)	158,109

Shares		Fair Value
MONEY MARKET FUND — 1.8%
359,930	Federated Treasury Obligations Fund, Institutional Shares, 0.10%(e)	$359,930
	Total Money Market Fund
	(Cost $359,930)	359,930
Total Investments — 100.7%
(Cost $19,766,695)		20,615,591
Net Other Assets (Liabilities) — (0.7)%		(135,918)
NET ASSETS — 100.0%		$20,479,673

(a)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2020. The maturity date reflected is the final maturity date.
(c)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(d)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2020. The maturity date reflected is the final maturity date.
(e)	Represents the current yield as of report date.

BKNT — Bank Note

MTN — Medium Term Note

Continued

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Corporate Fund

June 30, 2020 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Corporate Fund (referred to as the “Fund”), among other series of the Trust.

The Fund is a “diversified” fund as defined in the 1940 Act.

2.	Significant Accounting Policies:

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”)Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”).The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Fund in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

● Level 1 – quoted prices in active markets for identical securities

● Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2020, there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Corporate Fund — (continued)

June 30, 2020 (Unaudited)

The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2020 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs		Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Corporate Fund	$518,039	(a)	$20,097,552	(b)	$—	$20,615,591

(a)	Represents money market funds and/or certain preferred stocks.
(b)	Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Cash and Cash Equivalents — The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Credit Enhancements — Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Foreign Currency Translation — The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

Mortgage Dollar Rolls — The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Corporate Fund — (continued)

June 30, 2020 (Unaudited)

When-Issued — The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.